iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited)
May 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .2%
Axon Enterprise, Inc.
(a)
..................... 146 $ 109,552
General Electric Co. ....................... 636 156,399
Howmet Aerospace, Inc. .................... 153 25,993
291,944
a
Automobiles  —  3 .7%
Rivian Automotive, Inc. , Class A
(a)
.............. 1,711 24,861
Tesla, Inc.
(a)
............................. 2,598 900,103
924,964
a
Biotechnology  —  1 .5%
Alnylam Pharmaceuticals, Inc.
(a)
............... 113 34,415
Gilead Sciences, Inc. ...................... 1,870 205,850
Vertex Pharmaceuticals, Inc.
(a)
................ 273 120,680
360,945
a
Broadline Retail  —  7 .3%
Amazon.com, Inc.
(a)
....................... 8,348 1,711,423
MercadoLibre, Inc.
(a)
....................... 44 112,785
1,824,208
a
Building Products  —  1 .4%
Lennox International, Inc. ................... 146 82,410
Trane Technologies PLC .................... 630 271,070
353,480
a
Capital Markets  —  2 .0%
Charles Schwab Corp. (The) ................. 744 65,725
LPL Financial Holdings, Inc. .................. 68 26,327
Moody's Corp. ........................... 359 172,076
Robinhood Markets, Inc. , Class A
(a)
............. 633 41,873
S&P Global, Inc. ......................... 363 186,168
492,169
a
Chemicals  —  0 .7%
Ecolab, Inc. ............................ 652 173,184
a
Commercial Services & Supplies  —  0 .7%
Veralto Corp. ............................ 1,698 171,549
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 1,119 96,950
F5, Inc.
(a)
.............................. 238 67,921
Motorola Solutions, Inc. .................... 203 84,322
249,193
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 143 67,476
a
Consumer Staples Distribution & Retail  —  1 .5%
Costco Wholesale Corp. .................... 349 363,023
a
Electric Utilities  —  0 .1%
Constellation Energy Corp. .................. 86 26,329
a
Electrical Equipment  —  0 .5%
GE Vernova, Inc. ......................... 277 131,015
a
Entertainment  —  1 .6%
Netflix, Inc.
(a)
............................ 309 373,034
Warner Bros Discovery, Inc. , Series A
(a)
.......... 2,846 28,375
401,409
a
Security Shares Value
a
Financial Services  —  4 .7%
Equitable Holdings, Inc. .................... 177 $ 9,358
Mastercard, Inc. , Class A .................... 963 563,933
Visa, Inc. , Class A ........................ 1,645 600,737
1,174,028
a
Ground Transportation  —  0 .5%
Uber Technologies, Inc.
(a)
................... 1,381 116,225
a
Health Care Equipment & Supplies  —  1 .7%
Edwards Lifesciences Corp.
(a)
................ 1,538 120,303
IDEXX Laboratories, Inc.
(a)
................... 278 142,714
Insulet Corp.
(a)
........................... 76 24,702
Intuitive Surgical, Inc.
(a)
..................... 226 124,829
412,548
a
Health Care Providers & Services  —  0 .3%
McKesson Corp. ......................... 121 87,061
a
Health Care Technology  —  0 .3%
Veeva Systems, Inc. , Class A
(a)
............... 280 78,316
a
Hotels, Restaurants & Leisure  —  1 .5%
Booking Holdings, Inc. ..................... 34 187,644
DoorDash, Inc. , Class A
(a)
................... 122 25,455
Flutter Entertainment PLC
(a)
.................. 504 127,361
Royal Caribbean Cruises Ltd. ................ 117 30,065
370,525
a
Insurance  —  0 .4%
Progressive Corp. (The) .................... 333 94,882
a
Interactive Media & Services  —  6 .3%
Alphabet, Inc. , Class A ..................... 5,010 860,418
Alphabet, Inc. , Class C , NVS ................. 4,071 703,672
1,564,090
IT Services  —  0 .8%
Gartner, Inc.
(a)
........................... 98 42,769
GoDaddy, Inc. , Class A
(a)
.................... 332 60,474
MongoDB, Inc. , Class A
(a)
................... 161 30,402
Okta, Inc. , Class A
(a)
....................... 262 27,030
Snowflake, Inc. , Class A
(a)
................... 193 39,694
200,369
a
Life Sciences Tools & Services  —  0 .6%
Mettler-Toledo International, Inc.
(a)
............. 65 75,109
Waters Corp.
(a)
.......................... 141 49,243
West Pharmaceutical Services, Inc. ............ 116 24,458
148,810
a
Oil, Gas & Consumable Fuels  —  1 .4%
Cheniere Energy, Inc. ...................... 637 150,963
EQT Corp. ............................. 596 32,857
Hess Corp. ............................. 627 82,883
Targa Resources Corp. ..................... 544 85,914
352,617
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 1,140 55,165
a
Pharmaceuticals  —  2 .6%
Eli Lilly & Co. ........................... 704 519,319
Zoetis, Inc. , Class A ....................... 779 131,363
650,682
a

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Professional Services  —  1 .8%
Automatic Data Processing, Inc. ............... 803 $ 261,401
Broadridge Financial Solutions, Inc. ............ 739 179,451
440,852
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 529 66,136
a
Semiconductors & Semiconductor Equipment  —  17 .9%
Advanced Micro Devices, Inc.
(a)
............... 1,741 192,781
Broadcom, Inc. .......................... 4,118 996,844
KLA Corp. .............................. 81 61,307
Marvell Technology, Inc. .................... 1,126 67,774
NVIDIA Corp. ........................... 23,143 3,127,314
4,446,020
a
Software  —  21 .5%
Adobe, Inc.
(a)
............................ 581 241,167
ANSYS, Inc.
(a)
........................... 534 176,658
AppLovin Corp. , Class A
(a)
................... 146 57,378
Atlassian Corp. , Class A
(a)
................... 290 60,213
Autodesk, Inc.
(a)
.......................... 817 241,930
Cadence Design Systems, Inc.
(a)
.............. 346 99,326
Crowdstrike Holdings, Inc. , Class A
(a)
............ 61 28,754
DocuSign, Inc.
(a)
......................... 279 24,722
Dynatrace, Inc.
(a)
......................... 626 33,810
Fair Isaac Corp.
(a)
......................... 22 37,978
HubSpot, Inc.
(a)
.......................... 97 57,220
Intuit, Inc. .............................. 456 343,582
Microsoft Corp. .......................... 6,148 2,830,293
MicroStrategy, Inc. , Class A
(a)
................. 207 76,395
Nutanix, Inc. , Class A
(a)
..................... 539 41,336
Palantir Technologies, Inc. , Class A
(a)
........... 1,566 206,368
Palo Alto Networks, Inc.
(a) (b)
.................. 754 145,085
PTC, Inc.
(a)
............................. 303 51,001
Samsara, Inc. , Class A
(a)
.................... 535 24,899
ServiceNow, Inc.
(a)
........................ 324 327,593
Synopsys, Inc.
(a)
......................... 209 96,972
Workday, Inc. , Class A
(a)
.................... 325 80,506
Zscaler, Inc.
(a)
........................... 260 71,682
5,354,868
a
Security Shares Value
a
Specialized REITs  —  0 .9%
Equinix, Inc. ............................ 231 $ 205,317
SBA Communications Corp. , Class A ............ 120 27,827
233,144
a
Specialty Retail  —  0 .5%
Burlington Stores, Inc.
(a)
.................... 151 34,469
Carvana Co. , Class A
(a)
..................... 108 35,333
Ulta Beauty, Inc.
(a)
........................ 118 55,632
125,434
a
Technology Hardware, Storage & Peripherals  —  10 .7%
Apple, Inc. ............................. 13,108 2,632,742
Pure Storage, Inc. , Class A
(a)
................. 434 23,258
2,656,000
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 690 72,809
Lululemon Athletica, Inc.
(a)
................... 77 24,383
97,192
a
Trading Companies & Distributors  —  0 .9%
WW Grainger, Inc. ........................ 213 231,650
a
Total Long-Term Investments — 99.7%
(Cost: $ 23,805,001 ) ................................. 24,787,502
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 125,465 125,515
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 44,315 44,315
a
Total Short-Term Securities — 0.7%
(Cost: $ 169,830 ) ................................... 169,830
Total Investments — 100.4%
(Cost: $ 23,974,831 ) ................................. 24,957,332
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (110,556)
Net Assets — 100.0% ................................. $ 24,846,776
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
  Shares Held
at 05/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 46,714 $ 79,127
(a)
$ — $ (326) $ — $ 125,515 125,465 $ 115
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 10,722 33,593
(a)
— — — 44,315 44,315 750 —
$ (326) $ —
$ 169,830
$ 865 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 5 06/20/25 $ 52 $ 687
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 24,787,502 $ — $ — $ 24,787,502
Short-Term Securities
Money Market Funds ...................................... 169,830 — — 169,830
$ 24,957,332 $ — $ — $ 24,957,332

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Aware MSCI USA Growth ETF
4
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 687 $ — $ — $ 687
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)